Average Annual Total Returns - AMG Yacktman Focused Fund - Security Selection Only	Apr. 24, 2021
Class N
Average Annual Return:
1 Year	18.32%
Since Inception	15.74%	[1]
Inception Date	Jan. 30, 2017
Class N | After Taxes on Distributions
Average Annual Return:
1 Year	16.84%
Since Inception	14.68%	[1]
Inception Date	Jan. 30, 2017
Class N | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	11.55%
Since Inception	12.21%	[1]
Inception Date	Jan. 30, 2017
Class I
Average Annual Return:
1 Year	18.47%
Since Inception	15.76%	[1]
Inception Date	Jan. 30, 2017

[1]	Performance shown reflects performance since the inception date of the Fund on January 30, 2017.